INCOME TAX	12 Months Ended
Dec. 31, 2012
INCOME TAX
INCOME TAX

16. INCOME TAX

        Income taxes are computed in accordance with Russian Federation and Dutch tax laws. The taxable income of Yandex LLC was subject to federal and local income tax at a combined nominal rate of 20% for 2010-2012. Yandex N.V. is incorporated in the Netherlands, and its taxable profits were subject to income tax at the rate of 25.5% in 2010 and 25% in 2011 and 2012.

        Dividends paid to Yandex N.V. by its Russian subsidiaries are subject to a 5% dividend withholding tax, computed in accordance with the laws of the Russian Federation. Due to the so-called participation exemption, dividends distributed by the Company's Russian subsidiaries to Yandex N.V. are exempt from tax in the Netherlands.

        Provision for income taxes for the years ended December 31, 2010, 2011 and 2012 consisted of the following:

	2010	2011	2012	2012
	RUR	RUR	RUR	$
Current provision for income tax—Russia	(1,170)	(1,689)	(2,281)	(75.1)
Current provision for income tax—other	(14)	(25)	2	0.1
Deferred income tax benefit—Russia	6	115	(58)	(1.9)
Deferred income tax (expense)/ benefit—other	(8)	54	(14)	(0.5)

Total provision for income taxes	(1,186)	(1,545)	(2,351)	(77.4)

        The components of net income before income taxes for the years ended December 31, 2010, 2011 and 2012 are as follows:

	2010	2011	2012	2012
	RUR	RUR	RUR	$
Net income before income taxes—Russia	5,274	7,713	11,350	373.7
Net income before income taxes—other	(271)	(395)	(776)	(25.6)

Total net income before income taxes	5,003	7,318	10,574	348.1

        The significant majority of the Company's revenues and taxable income is generated in the Russian Federation. Yandex N.V., the Company's Dutch parent company, has no operations and primarily generates interest income and incurs corporate expenses. Therefore, the Company has reconciled its effective tax rate to its Russian statutory rate instead of to its Dutch statutory rate in the table below. The statutory Russian income tax rate reconciled to the Company's effective income tax rate is as follows for the years ended December 31, 2010, 2011 and 2012:

	2010	2011	2012	2012
	RUR	RUR	RUR	$
Expected provision at Russian statutory income tax rate	1,001	1,464	2,115	69.6
Effect of:
Tax on dividends	94	—	13	0.4
Non-deductible share-based compensation	33	49	75	2.5
Other expenses not deductible for tax purposes	47	49	183	6.0
Difference in foreign tax rates	11	(15)	(39)	(1.2)
Effect of change in tax rate	4	(2)	4	0.1
Other permanent differences	26	—	—	—
Change in valuation allowance	(30)	—	—	—

Provision for income taxes	1,186	1,545	2,351	77.4

        As of December 31, 2011 and 2012, the Company included accruals for unrecognized income tax benefits totaling RUR 85 and RUR 25 ($0.8), respectively, as a component of other accrued liabilities and RUR 12 and nil, respectively, as a component of accounts payable and accrued liabilities. All unrecognized income tax benefits, if recognized, would affect the effective tax rate. The changes in 2010, 2011 and 2012 include increases of RUR 2, RUR 15 and decrease of RUR 13 ($0.4), respectively, associated with interest and penalties. The interest and penalties recorded as a part of provision for income tax in 2010, 2011 and 2012 resulted in expense of RUR 2, nil and in benefit of RUR 13 ($0.4), respectively. The decrease in 2011 relates to settlement of the tax liability imposed based on the results of Yandex LLC tax audit for 2008 and 2009. The decrease in 2012 relates to a change in tax accounting method for software in SPB Software, Inc. (USA). The Company does not anticipate significant increases or decreases in unrecognized income tax benefits over the next twelve months.

        The Company believes it is more likely than not that all recognized income tax benefits will be sustained upon examination. However, income tax benefits in the amount of RUR 3 ($0.1) have a reasonable possibility of successfully being challenged by the tax authorities. The Company does not believe that any of the recognized income tax benefits have a reasonable possibility of successfully being challenged by the tax authorities within twelve months of December 31, 2012.

        A reconciliation of the total amounts of unrecognized income tax benefits is as follows:

	2010	2011	2012	2012
	RUR	RUR	RUR	$
Balance at the beginning of the period	13	15	97	3.2
Increases/(decreases) related to prior years tax positions	2	89	(72)	(2.4)
Increases related to current year tax positions	—	—	2	0.1
Settlements	—	(10)	—	—
Foreign currency translation adjustment	—	3	(2)	(0.1)

Balance at the end of the period	15	97	25	0.8

        Temporary differences between the tax and accounting bases of assets and liabilities give rise to the following deferred tax assets and liabilities as of December 31, 2011 and 2012:

	2011	2012	2012
	RUR	RUR	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	215	222	7.3
Net operating loss carryforward	27	271	8.9
Other	58	8	0.3

Total deferred tax asset	300	501	16.5
Deferred tax liability
Property and equipment	(123)	(325)	(10.7)
Intangible assets	(61)	(85)	(2.8)
Other	(7)	(51)	(1.7)

Total deferred tax liability	(191)	(461)	(15.2)
Net deferred tax asset/(liability)	109	40	1.3
Net deferred tax asset, current	296	456	15.0
Net deferred tax asset, non-current	2	35	1.2
Net deferred tax liability, current	—	(3)	(0.1)
Net deferred tax liability, non-current	(189)	(448)	(14.8)

        As of December 31, 2012, Yandex N.V. had net operating loss carryforwards ("NOLs") for Dutch income tax purposes of RUR 333 ($11.0). These NOLs expire in 2020 and 2021. As of December 31, 2012, a benefit of RUR 25 ($0.8) related to the Dutch NOLs described above and RUR 240 ($7.9) related to other tax effects would be recorded by the Company in additional paid-in capital if and when realized.

        The Company has not provided for dividend withholding taxes on the unremitted earnings of its foreign subsidiaries because they are considered permanently reinvested outside of the Netherlands. As of December 31, 2012, the cumulative amount of unremitted earnings upon which dividend withholding taxes have not been provided is approximately RUR 22,538 ($742.0). The Company estimates that the amount of the unrecognized deferred tax liability related to these earnings is approximately RUR 1,127 ($37.1).

        The tax years 2010 - 2012 remain open for examination by the Russian tax authorities with respect to Yandex LLC. The tax years ended December 31, 2008 - 2012 remain open for examination by the Dutch tax authorities with respect to Yandex N.V.